RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		1 Months Ended	7 Months Ended
	Oct. 24, 2020	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Sponsor
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days	30 days
Class B Common stock
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)			20.00%
Founder shares outstanding			8,355,392	8,355,392
Class B Common stock | Sponsor
Related Party Transaction [Line Items]
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture		269,607
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Maximum | Class B Common stock
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days	20 days
Private Placement | Sponsor
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00